Segmental Information	12 Months Ended
Mar. 31, 2026
Segmental Information [Abstract]
Segmental Information
16	Segmental information

Reportable segments

The Company operates as a single reportable segment, which is consistent with how the Chief Operation Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Company’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Company has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of Segment Profit or Loss

The CODM reviews financial information on a consolidated basis, using Operating Income as the primary measure of segment performance. Operation income is defined as revenue less cost of goods sold and operating expenses, excluding interest expenses and income taxes. Significant Segment Expense Categories Provided to CODM. The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$
OPERATING REVENUES
Revenue	16,590,843	16,841,170	17,440,594	13,526,925
Cost of revenue	(10,278,447)	(10,759,420)	(11,413,795)	(8,852,539)
GROSS PROFIT	6,312,396	6,081,750	6,026,799	4,674,386

GENERAL AND ADMINISTRATIVE EXPENSES
Selling and distribution	200,415	216,467	211,810	164,280
Depreciation expenses	139,944	131,880	86,805	67,326
Payroll and welfare expenses	3,571,884	3,794,930	3,876,444	3,006,570
Office related expenses	474,176	368,862	583,003	452,177
Operating lease expense	984,308	1,003,597	1,036,946	804,255
Professional services expenses	55,556	26,456	1,691,491	1,311,920
	5,426,283	5,542,192	7,486,499	5,806,528
OTHER SEGMENT ITEMS
Bad debts written off	(20,584)	(20,218)	(16,514)	(12,808)
Reversal of allowance for credit loss	970,035	633,877	736,926	571,560
Inventories written off	(31,784)	-	-	-
Inventories write-downs to net realizable value	(218,081)	-	(254,483)	(197,377)
Allowance (reversal) for inventory obsolescence	(112,133)	-	29,020	22,508
Gain on disposal of property and equipment	6,250	1,200	832,860	645,966
Rental income	89,597	69,036	-	-
Fair value gain (loss) on other investment	6,744	604	(245,931)	(190,744)
Realized gain (loss) on disposal of other investment	366	12,157	(6,700)	(5,197)
Other income	612,614	213,993	152,971	118,644
Other loss	(112,713)	(129,593)	(212,467)	(164,789)
Finance expense	(150,321)	(186,235)	(152,845)	(118,547)
	1,039,990	594,821	862,837	669,216
Income tax expenses	(146,954)	(117,999)	(328,803)	(255,020)
Net income	1,779,149	1,016,380	(925,666)	(717,946)